UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	6/30/2014

Item 1 – Reports to Stockholders –

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT • JUNE 30, 2014

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 800-458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 800-458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Variable Contract Account-2 Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO PARTICIPANTS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FINANCIAL REPORTS

Section A	Statement of Net Assets and Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Variable Contract Account-2 Letter to Participants	June 30, 2014

■	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	June 30, 2014

VCA-2
Five Largest Holdings	(% of Net Assets	)
Flextronics International Ltd.	2.3%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	2.2%
Noble Energy, Inc.	1.8%
MetLife, Inc.	1.8%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Boeing Co. (The)	31,698	$4,032,937
Precision Castparts Corp.	7,531	1,900,824

		5,933,761

Airlines — 2.4%
American Airlines Group, Inc.(a)	76,832	3,300,703
United Continental Holdings, Inc.(a)	95,474	3,921,117

		7,221,820

Auto Components — 1.3%
Lear Corp.	42,767	3,819,948

Automobiles — 2.1%
General Motors Co.	90,704	3,292,555
Tesla Motors, Inc.(a)	12,557	3,014,433

		6,306,988

Banks — 7.2%
Citigroup, Inc.	85,266	4,016,029
JPMorgan Chase & Co.	117,838	6,789,826
PNC Financial Services Group, Inc.	47,185	4,201,824
Wells Fargo & Co.	123,729	6,503,196

		21,510,875

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.(a)	14,048	2,195,000
Biogen Idec, Inc.(a)	13,102	4,131,192
Celgene Corp.(a)	36,504	3,134,964

		9,461,156

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	28,508	4,773,380
Morgan Stanley	152,370	4,926,122

		9,699,502

Chemicals — 1.0%
Monsanto Co.	24,383	3,041,535

Communications Equipment — 0.9%
JDS Uniphase Corp.(a)	216,881	2,704,506

Consumer Finance — 2.8%
Capital One Financial Corp.	41,561	3,432,939
Navient Corp.	142,198	2,518,327
SLM Corp.	282,065	2,343,960

		8,295,226

Diversified Financial Services — 1.2%
Voya Financial, Inc.	99,447	3,613,904

Diversified Telecommunication Services — 2.2%
CenturyLink, Inc.	103,522	3,747,496
Verizon Communications, Inc.	59,313	2,902,185

		6,649,681

Electronic Equipment & Instruments — 2.3%
Flextronics International Ltd.(a)	625,584	6,925,215

Energy Equipment & Services — 3.3%
Halliburton Co.	72,542	5,151,207
Schlumberger Ltd.	39,309	4,636,497

		9,787,704

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 2.5%
Bunge Ltd.	50,716	$3,836,158
Mondelez International, Inc. (Class A Stock)	98,784	3,715,266

		7,551,424

Health Care Providers & Services — 3.4%
Cigna Corp.	25,766	2,369,699
Express Scripts Holding Co. (Class A Stock)(a)	55,641	3,857,591
HCA Holdings, Inc.(a)	66,720	3,761,674

		9,988,964

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	125,042	4,707,831
Hyatt Hotels Corp.(a)	59,650	3,637,457
International Game Technology	166,698	2,652,165

		10,997,453

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	141,338	5,257,774

Industrial Conglomerates — 0.9%
Siemans AG, ADR (Germany)	19,928	2,634,282

Insurance — 2.6%
MetLife, Inc.	96,609	5,367,596
XL Group PLC	66,307	2,170,228

		7,537,824

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(a)	9,177	2,980,506
priceline.com, Inc.(a)	2,706	3,255,318

		6,235,824

Internet Software & Services — 4.3%
Facebook, Inc. (Class A Stock)(a)	68,168	4,587,025
Google, Inc. (Class A Stock)(a)	4,357	2,547,407
Google, Inc. (Class C Stock)(a)	4,357	2,506,495
LinkedIn Corp.(a)	17,475	2,996,438

		12,637,365

IT Services — 1.3%
MasterCard, Inc. (Class A Stock)	52,164	3,832,489

Life Sciences Tools & Services — 1.0%
Illumina, Inc.(a)	17,336	3,095,169

Machinery — 2.3%
Caterpillar, Inc.	21,986	2,389,219
SPX Corp.	41,224	4,460,849

		6,850,068

Media — 3.9%
Comcast Corp. (Class A Stock)	67,178	3,606,115
Liberty Global PLC (Series C)(a)	115,753	4,897,509
Walt Disney Co. (The)	34,939	2,995,670

		11,499,294

Metals & Mining — 1.7%
Goldcorp, Inc.	178,379	4,978,558

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 11.5%
Anadarko Petroleum Corp.	46,200	$5,057,514
Denbury Resources, Inc.	173,182	3,196,940
EOG Resources, Inc.	31,384	3,667,534
Marathon Oil Corp.	106,998	4,271,360
Marathon Petroleum Corp.	27,801	2,170,424
Noble Energy, Inc.	69,720	5,400,511
Occidental Petroleum Corp.	37,255	3,823,481
Southwestern Energy Co.(a)	30,110	1,369,704
Suncor Energy, Inc.	122,923	5,240,207

		34,197,675

Personal Products — 1.0%
Avon Products, Inc.	202,866	2,963,872

Pharmaceuticals — 5.4%
Actavis PLC(a)	16,289	3,633,262
Allergan, Inc.	17,569	2,973,026
Bayer AG, ADR (Germany)	25,342	3,580,064
Merck & Co., Inc.	45,362	2,624,192
Teva Pharmaceuticals Industries Ltd., ADR (Israel)	58,350	3,058,707

		15,869,251

Road & Rail — 3.7%
Canadian Pacific Railway Ltd. (Canada)	19,342	3,503,610
Hertz Global Holdings, Inc.(a)	187,564	5,257,419
Union Pacific Corp.	23,608	2,354,898

		11,115,927

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	205,861	4,642,166
Maxim Integrated Products, Inc.	59,932	2,026,301

		6,668,467

Software — 1.9%
Microsoft Corp.	52,769	2,200,467
Salesforce.com, Inc.(a)	60,735	3,527,489

		5,727,956

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	40,845	3,795,726
EMC Corp.	105,969	2,791,223

		6,586,949

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 2.4%
Kate Spade & Co.(a)	73,978	$2,821,521
Michael Kors Holdings Ltd.(a)	11,312	1,002,809
Under Armour, Inc. (Class A Stock)(a)	55,133	3,279,862

		7,104,192

TOTAL COMMON STOCKS (cost $203,714,239)		288,302,598

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	2,436	—

TOTAL LONG-TERM INVESTMENTS (cost: $203,714,239)		288,302,598

	Shares
SHORT-TERM INVESTMENTS — 1.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,000,261)(d)	5,000,261	5,000,261

TOTAL INVESTMENTS — 98.8% (cost $208,714,500)		$293,302,859

OTHER ASSETS, LESS LIABILITIES — 1.2%
Receivable for Securities Sold		$3,546,633
Interest and Dividends Receivable		172,936
Cash		10,609
Tax Reclaim Receivable		9,530
Payable to Custodian		(40,000)
Payable Pending Capital Transactions		(126,817)

OTHER ASSETS IN EXCESS OF LIABILITIES		3,572,891

NET ASSETS — 100.0%		$296,875,750

NET ASSETS, representing:
Equity of Participants —
4,893,742 Accumulation Units at an Accumulation Unit Value of $58.9751		$288,608,825
Equity Of Annuitants		7,554,674
Equity of The Prudential Insurance Company of America		712,251

		$296,875,750

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,933,761	$—	$—
Airlines	7,221,820	—	—
Auto Components	3,819,948	—	—
Automobiles	6,306,988	—	—
Banks	21,510,875	—	—
Biotechnology	9,461,156	—	—
Capital Markets	9,699,502	—	—
Chemicals	3,041,535	—	—
Communications Equipment	2,704,506	—	—
Consumer Finance	8,295,226	—	—
Diversified Financial Services	3,613,904	—	—
Diversified Telecommunication Services	6,649,681	—	—
Electronic Equipment & Instruments	6,925,215	—	—
Energy Equipment & Services	9,787,704	—	—
Food Products	7,551,424	—	—
Health Care Providers & Services	9,988,964	—	—
Hotels, Restaurants & Leisure	10,997,453	—	—
Independent Power & Renewable Electricity Producers	5,257,774	—	—
Industrial Conglomerates	2,634,282	—	—
Insurance	7,537,824	—	—
Internet & Catalog Retail	6,235,824	—	—
Internet Software & Services	12,637,365	—	—
IT Services	3,832,489	—	—
Life Sciences Tools & Services	3,095,169	—	—
Machinery	6,850,068	—	—
Media	11,499,294	—	—
Metals & Mining	4,978,558	—	—
Oil, Gas & Consumable Fuels	34,197,675	—	—
Personal Products	2,963,872	—	—
Pharmaceuticals	15,869,251	—	—
Road & Rail	11,115,927	—	—
Semiconductors & Semiconductor Equipment	6,668,467	—	—
Software	5,727,956	—	—
Technology Hardware, Storage & Peripherals	6,586,949	—	—
Textiles, Apparel & Luxury Goods	7,104,192	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	5,000,261	—	—

Total	$293,302,859	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2014

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	11.5%
Banks	7.2
Pharmaceuticals	5.4
Internet Software & Services	4.3
Media	3.9
Road & Rail	3.7
Hotels, Restaurants & Leisure	3.7
Health Care Providers & Services	3.4
Capital Markets	3.3
Energy Equipment & Services	3.3
Biotechnology	3.2
Consumer Finance	2.8
Insurance	2.6
Food Products	2.5
Airlines	2.4
Electronic Equipment & Instruments	2.3
Machinery	2.3
Semiconductors & Semiconductor Equipment	2.3
Textiles, Apparel & Luxury Goods	2.4
Diversified Telecommunication Services	2.2
Technology Hardware, Storage & Peripherals	2.2

Internet & Catalog Retail	2.1%
Automobiles	2.1
Aerospace & Defense	2.0
Software	1.9
Independent Power & Renewable Electricity Producers	1.8
Metals & Mining	1.7
Affiliated Money Market Mutual Fund	1.7
IT Services	1.3
Auto Components	1.3
Diversified Financial Services	1.2
Chemicals	1.0
Personal Products	1.0
Life Sciences Tools & Services	1.0
Communications Equipment	0.9
Industrial Conglomerates	0.9

98.8
Other assets in excess of liabilities	1.2

100.0%

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At June 30, 2014, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at June 30, 2014 of $0 and are presented in the Statement of Net Assets as such.

For the six months ended June 30, 2014, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $38,074 foreign withholding tax)	$1,865,883
Affiliated Dividend Income	2,901
Total Income	1,868,784
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(175,811)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(516,144)
Total Expenses	(691,955)
NET INVESTMENT INCOME	1,176,829
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	9,084,392
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,398,205
NET GAIN ON INVESTMENTS	22,482,597
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,659,426

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
OPERATIONS
Net Investment Income	$1,176,829	$2,558,631
Net Realized Gain on Investment Transactions	9,084,392	37,192,555
Net Change In Unrealized Appreciation (Depreciation) on Investments	13,398,205	31,347,310
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,659,426	71,098,496
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	774,207	11,147,484
Withdrawals and Transfers Out	(9,279,630)	(32,846,812)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(16,305)	(25,914)
Variable Annuity Payments	(567,080)	(1,027,506)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(9,088,808)	(22,752,748)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(23,479)	6,030
TOTAL INCREASE IN NET ASSETS	14,547,139	48,351,778
NET ASSETS
Beginning of period	282,328,611	233,976,833
End of period	$296,875,750	$282,328,611

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011	2010	2009
Investment Income	$.3660		$.7032	$.7051	$.5578	$.5760	$.4604
Expenses
Investment management fee	(.0345)		(.0596)	(.0493)	(.0488)	(.0440)	(.0360)
Assuming mortality and expense risks	(.1033)		(.1786)	(.1476)	(.1463)	(.1320)	(.1080)
Net Investment Income	.2282		.4650	.5082	.3627	.4000	.3164
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	4.4174		12.5785	4.1824	(3.1568)	3.8198	11.1266
Net Increase (Decrease) in Accumulation Unit Value	4.6456		13.0435	4.6906	(2.7941)	4.2198	11.4430
Accumulation Unit Value
Beginning of period	54.3295		41.2860	36.5954	39.3895	35.1697	23.7267
End of period	$58.9751		$54.3295	$41.2860	$36.5954	$39.3895	$35.1697
Total Return**	8.55%		31.59%	12.82%	(7.09)%	12.00%	48.23%
Ratio of Expenses To Average Net Assets***	.50	%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.83	%†	.98%	1.29%	.92%	1.14%	1.10%
Portfolio Turnover Rate	31	%††	69%	45%	56%	70%	63%
Number of Accumulation Units Outstanding For Participants at end of period (000 omitted)	4,894		5,046	5,495	6,219	7,271	8,074

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Security Valuation:    The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level

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attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

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A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2014, PICA has advised the Account it has not received any sales charges.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2014, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2014, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $85,524,785 and $102,296,166, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2014 and the year ended December 31, 2013, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2014	2013
Units issued	13,946	261,363
Units redeemed	(166,304)	(710,388)
Net decrease	(152,358)	(449,025)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months and year ended June 30, 2014 and December 31, 2013, $14,110 and $30,728 of participant loan principal and interest have been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

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The Prudential Variable Contract Account-2

Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with Prudential Investments LLC (“PI”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-2, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Committee determined that the overall arrangements between VCA-2 and PI, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-2 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

In 2013, PI and the Committee retained an outside business consulting firm, in order to assist the Committee in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the management fee structures of VCA-2 and related funds were presented to the Committee and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Committee and PI over the following two quarters.

The Committee noted that the advisory fee schedule for VCA-2 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-2’s assets grow beyond current levels. The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-2’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-2’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as VCA-2’s securities lending agent, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2013. The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2013. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Committee, PI may have provided supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-2 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

•	The Committee noted information provided by PI indicating that the VCA-2’s performance had improved for the first quarter of 2014, with VCA-2 ranked in the second quartile of its Peer Universe.

•	The Committee concluded that it was reasonable to continue to monitor performance, and that it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

[1]

Although Lipper classifies VCA-2 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-2’s investment approach, and therefore, provide a more appropriate basis for VCA-2 performance comparisons.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

©2014 Prudential Financial, Inc. and its related entities. Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228798-00003-00    LT.RS.001

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Prudential Variable Contract Account-2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 19, 2014